Amounts Subject to Enforceable Netting Arrangements (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Derivative [Line Items]
Derivative assets, gross amounts		₨ 132,524.1	$ 1,916.2	₨ 50,836.3
Derivative assets, amounts offset		0.0		0.0
Derivative assets, net amounts reported in the balance sheet		132,524.1		50,836.3
Derivative assets, financial instruments		104,025.7		34,782.9
Derivative assets, financial collateral	[1]	2,651.7		4,297.0
Derivative assets, net amount		25,846.7	373.7	11,756.4
Securities purchased under agreements to resell, gross amounts		76,213.5	1,102.0	650,018.6
Securities purchased under agreements to resell, amounts offset		0.0		0.0
Securities purchased under agreements to resell, net amounts reported in the balance sheet		76,213.5		650,018.6
Securities purchased under agreements to resell, financial instruments		0.0		0.0
Securities purchased under agreements to resell, financial collateral	[1]	76,213.5		650,018.6
Securities purchased under agreements to resell, net amount		0.0		0.0
Derivative liabilities, gross amounts		128,449.0	1,857.3	56,124.7
Securities purchased under agreements to resell, net amount		0.0		0.0
Derivative liabilities, amounts offset		0.0		0.0
Derivative liabilities, net amounts reported in the balance sheet		128,449.0		56,124.7
Derivative liabilities, financial instruments		104,025.7		34,782.9
Derivative liabilities, financial collateral	[1]	3,098.1		378.3
Derivative liabilities, net amount		21,325.2	308.3	20,963.5
Securities sold under repurchase agreements, gross amounts		174,000.0	2,515.9	138,000.0
Securities sold under repurchase agreements, amounts offset		0.0		0.0
Securities sold under repurchase agreements, net amounts reported in the balance sheet		174,000.0		138,000.0
Securities sold under repurchase agreements, financial instruments		0.0		0.0
Securities sold under repurchase agreements, financial collateral	[1]	174,000.0		138,000.0
Securities sold under repurchase agreements, net amount		₨ 0.0	$ 0.0	₨ 0.0

[1]	Comprised of securities and cash collaterals. These amounts are limited to the asset/liability balance, and accordingly, do not include excess collateral received/pledged.